Derivative financial instruments	3 Months Ended
Mar. 31, 2018
Derivative financial instruments [Abstract]
Derivative financial instruments
Note 9. - Derivative financial instruments

The breakdowns of the fair value amount of the derivative financial instruments as of March 31, 2018 and December 31, 2017 are as follows:

	Balance as of March 31, 2018		Balance as of December 31, 2017
($ in thousands)	Assets	Liabilities	Assets	Liabilities
Derivatives - cash flow hedge	10,983	320,366	8,230	329,731

The derivatives are primarily interest rate cash-flow hedges. All are classified as non-current assets or non-current liabilities, as they hedge long-term financing agreements. These are classified as Level 2 (see Note 10).

Additionally, the Company signed during the year ended December 31, 2017, currency options with leading international financial institutions, which guarantee a minimum Euro-U.S. dollar exchange rates for the distributions expected from Spanish solar assets made in euros during the years 2017, 2018 and part of 2019.

The net amount of the fair value of interest rate derivatives designated as cash flow hedges transferred to the consolidated condensed income statement is a loss of $17,335 thousand for the three-month period ended March 31, 2018 (loss of $16,960 thousand in the three-month period ended March 31, 2017). Additionally, the net amount of the time value component of the cash flow derivatives fair value recognized in the consolidated condensed income statement for the three-month period ended March 31, 2018 and 2017 was a loss of $336 thousand and a loss of $274 thousand respectively.

The after-tax results accumulated in equity in connection with derivatives designated as cash flow hedges as of March 31, 2018 and December 31, 2017 amount to a profit of $96,141 thousand and a profit of $80,968 thousand respectively.